SCHEDULE OF ANALYSIS ABOUT COMPANY'S REVENUE AND OTHER INCOME (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenues
Total revenues	$ 29,904	$ 48,725
Interest income	6	23
Tax subsidies	1,298	1,030
Write-back of payable	692
Other income	69	165
Total other income	2,065	1,218
Business management and consulting [member]
Revenues
Total revenues	471	272
Livestreaming ecommerce [member]
Revenues
Total revenues	29,379	48,453
Other [member]
Revenues
Total revenues	$ 54